Interest Income and Expense (Tables)	9 Months Ended
Jul. 31, 2019
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Summary of Interest Income and Expense by Basis of Accounting Classification

The following table presents interest income and interest expense by basis of accounting measurement. Please refer to Note 2 of the 2018 Annual Consolidated Financial Statements for the types of instruments measured at amortized cost and FVOCI.

Interest Income and Expense
(millions of Canadian dollars)		For the three months ended
	July 31, 2019		July 31, 2018
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost	$8,050	$2,860	$7,053	$2,475

Measured at FVOCI	788	–	800	–
	8,838	2,860	7,853	2,475

Not measured at amortized cost or FVOCI[1]	1,806	1,760	1,658	1,381
Total	$10,644	$4,620	$9,511	$3,856

		For the nine months ended
	July 31, 2019		July 31, 2018
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost	$23,600	$8,611	$20,114	$6,581

Measured at FVOCI	2,477	–	2,150	–
	26,077	8,611	22,264	6,581

Not measured at amortized cost or FVOCI[1]	5,384	5,094	4,164	3,364
Total	$31,461	$13,705	$26,428	$9,945
[1]	Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at fair value through profit or loss and equities designated at FVOCI.